QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) [Abstract]
Quarterly results of operations
The following is a summary of the quarterly results of operations.

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 1,	July 2,	April 2,
(Amounts in thousands)	2011	2011	2011	2011

Net sales	$242,370	$297,889	$294,491	$200,107

Gross profit	49,899	65,822	67,029	27,782

Net income (loss)	(15,220)	(458)	2,063	(70,892)	(1)

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 2,	July 3,	April 3,
(Amounts in thousands)	2010	2010	2010	2010

Net sales	$220,496	$269,545	$301,660	$204,205

Gross profit	45,845	62,643	70,575	36,897

Net income (loss)	(19,632)	(6,394)	(409)	54,102	(2)

(1)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt.  See Note 4 for description of loss on debt modification and extinguishment.

(2)	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.